Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense [Abstract]
Current Tax	$ 12,165,929	$ 14,681,916	$ 11,300,604
Deferred Tax	(3,804,028)	(6,167,131)	742,435
Inflation adjustment for prior period (see Note 15.5)		(5,693,726)	(2,961,457)
Over/under income tax from prior year	(327,807)
Income tax expense	$ 8,034,094	$ 2,821,059	$ 9,081,582	$ 555,002	$ 647,945	$ 264,257